Financial instruments (Details 20) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest income on credit impairment [Member]
Disclosure of financial instruments [Line Items]
Interest revenue calculated on the net carrying amount(net of credit allowance)	$ 1,170	$ 1,808	$ 91